Line of Credit (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 15, 2022	Mar. 31, 2024	Dec. 31, 2023	Mar. 13, 2024	Dec. 31, 2022
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 110,691
Unamortized Debt Issuance Expense			209		$ 216
Prepaid Expense and Other Assets, Current		7,022	5,791		4,441
Other Assets, Noncurrent		733	1,003		1,140
Line of Credit, Current			19,609		14,092
Debt Instrument, Fee Amount				$ 3,448
Excess collections under line of credit		1,715
SLR Digital Finance LLC [Member]
Debt Instrument [Line Items]
Long-Term Line of Credit			40,000
Debt Instrument, Face Amount		36,000	36,000
Termination Loans		3,448
Excess collections under line of credit		$ 1,715
Financing And Security Agreement [Member] | SLR Digital Finance LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Debt Default, Amount	$ 200
Unamortized Debt Issuance Expense	$ 441
Prepaid Expense and Other Assets, Current			209		216
Other Assets, Noncurrent			$ 209		216
Line of Credit Facility, Interest Rate at Period End			13.70%
Line of Credit, Current			$ 19,609		$ 14,092
Debt Instrument, Fee Amount			$ 900
Line of Credit Facility, Interest Rate During Period			2.25%
Financing And Security Agreement [Member] | SLR Digital Finance LLC [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate Description	an interest rate at the prime rate plus 4.0% per annum of the amount advanced (subject to minimum utilization of at least 10% of the maximum amount of advances available) (as of December 31, 2023 the stated interest rate was 12.5%), (iii) payment of a fee equal to 2.25% of the maximum line amount with respect to any termination of the agreement prior to December 31, 2025 at the option of the Company at any time with 60 day notice pursuant to the SLR Amendment, (iv) a payment of a performance fee in the amount equal to 2.25% of the maximum line amount, under certain circumstances pursuant to the Business Combination in connection with a deal deadline or in the event of a deal failure, as defined in the SLR Amendment, further the performance fee will survive the termination of the agreement, pursuant to the SLR Amendment, (v) a payment of a success fee if the Business Combination is consummated, of 0.3% or 0.6% of the maximum line amount if the transaction closes on or before December 31, 2023 or after December 31, 2023, respectively, or $0 if the transaction closes after the deal deadline, pursuant to the SLR Amendment, and (vi) a maturity date of	(ii)
Debt Instrument, Maturity Date	Dec. 31, 2025
Financing And Security Agreement [Member] | SLR Digital Finance LLC [Member] | Series L Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 25,000
Financing And Security Agreement [Member] | SLR Digital Finance LLC [Member] | 2023 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	8,000
Financing And Security Agreement [Member] | SLR Digital Finance LLC [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-Term Line of Credit	$ 40,000	$ 40,000
Accounts receivable percentage.	85.00%